Income Taxes - Significant components of income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Feb. 29, 2020	Feb. 28, 2019
Currently payable:
Foreign					$ 129	$ 55
Total currently payable					129	55
Provision (benefit) for income taxes	$ 18	$ 14	$ 56	$ 37	$ 129	$ 55